Earnings Per Common Share Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	June 30,
Six Months Ended	2018	2017
Net loss for basic and diluted earnings per share	$(4,971)	$(47,982)

Common shares outstanding and common stock equivalents:
Weighted average shares basic	72,598	71,770
Effect of dilutive securities	—	—
Weighted average common shares - diluted	72,598	71,770

Loss per share:
Basic	$(0.07)	$(0.67)
Diluted	$(0.07)	$(0.67)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations due to the net losses realized for the six months ended June 30, 2018 and 2017 (in thousands).

	June 30,
	2018	2017
Six Months Ended	2,791	3,582